Offerings - Offering: 1	Sep. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	8,150,682
Maximum Aggregate Offering Price	$ 110,060,488.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,199.35
Rule 457(f)	true
Amount of Securities Received | shares	5,258,504
Value of Securities Received, Per Share	37.43
Value of Securities Received	$ 196,825,804.72
Cash Consideration Paid	86,765,316.00
Fee Note MAOP	$ 110,060,488.72
Offering Note	(1) Represents the estimated maximum number of shares of Hometown Financial Group, Inc., a Maryland Corporation ("Newco"), common stock to be issuable upon completion of the merger transaction (the "merger") by and among Hometown Financial Group, MHC, Hometown Financial Group, Inc. (a Massachusetts corporation), Newco, bankESB and Primary Bank, described in the enclosed proxy statement/prospectus and the merger agreement. (2) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated pursuant to Rule 457(f)(1) and Rule 457(f)(3) promulgated thereunder. Primary Bank common shares are traded on the OTC Market Group's OTCID Market. Therefore, the maximum aggregate offering price has been calculated as (i) the product of (a) $37.43, the average of the bid and ask price per share of Primary Bank common stock as reported on the OTC Market Group's OTCID Market as of September 3, 2026, and (b) 5,258,504, the sum of (X) 4,879,698, the maximum possible number of shares of Primary Bank common stock that may be exchanged or cancelled in the merger and (Y) 378,806, the maximum number of shares of Primary Bank common stock underlying options that may be exchanged or cancelled in the merger, minus (ii) $86,765,316, the maximum amount of cash to be paid by Newco in connection with the merger and the other transactions described in the enclosed proxy statement/prospectus and the merger agreement. Calculated by multiplying the estimated aggregate offering price of securities to be registered by 0.0001381.